Loss and earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Loss and earnings per share [Abstract]
Loss and Earnings Per Share
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
(Loss)/profit attributable to shareholders (in $’000)	(7,729)	334	(18,666)	(5,429)
Weighted average number of shares in issue	52,020,849	52,020,849	52,020,849	52,020,849
Basic and diluted (loss)/earnings per share (in USD)	(0.15)	0.01	(0.36)	(0.10)